Expense Example - iShares MBS ETF - iShares MBS ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	20
Expense Example, with Redemption, 5 Years	37
Expense Example, with Redemption, 10 Years	$ 87